RELATED PARTY TRANSACTIONS (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Share shares	Dec. 31, 2023 USD ($) shares
Disclosure of transactions between related parties [line items]
Number of units granted in share-based payment arrangement | shares	234,763	225,482
Value of units granted in share-based payment arrangement	$ 520	$ 668
Cash settled deferred share units outstanding | Share	1,044,204
Equity settled deferred share units outstanding | shares	564,841	330,078
Value of units outstanding	$ 5,515	$ 3,214
Legal services [Member]
Disclosure of transactions between related parties [line items]
Expenses from related party transactions	$ 292	$ 553